Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013
Property and Equipment [Text Block]

3.              Property and Equipment

		Accumulated	Net Book Value	Net Book Value
	Cost	Amortization	March 29, 2014	December 28, 2013
Automobiles	$58,745	$8,876	$49,869	$49,867
Computer equipment	126,835	71,760	55,074	57,180
Equipment	542,044	104,503	437,541	443,105
Equipment held for sale	70,000	-	70,000	70,000
Furniture and fixtures	61,082	37,219	23,863	25,421
Leasehold improvements	6,380,332	617,377	5,762,955	5,711,874
Production equipment	5,395,625	379,973	5,015,652	4,818,280
Production equipment in construction	6,232,640	-	6,232,640	6,060,849
Website development costs	117,254	114,718	2,537	3,436
	$18,894,555	$1,334,425	$17,650,131	$17,240,012

During the thirteen week period ended March 29, 2014, the Company recorded $12,468 (thirteen week period ended March 30, 2013 - $37,804) to amortization and depreciation expense, $103,851 (thirteen week period ended March 30, 2013 - $nil) to cost of goods sold and $nil (thirteen week period ended March 30, 2013 - $241,754) to general and administrative expense as production costs.

5.	Property and Equipment

			Net Book Value	Net Book Value
		Accumulated	December 28,	December 31,
	Cost	Depreciation	2013	2012
Automobiles	$58,743	$8,876	$49,867	$57,559
Computer equipment	126,192	69,019	57,180	48,398
Equipment	754,902	98,556	656,346	359,445
Equipment held for sale	70,000	-	70,000	105,045
Furniture and fixtures	62,339	36,918	25,421	29,980
Leasehold improvements	6,327,333	615,459	5,498,633	4,979,548
Production equipment	5,095,961	277,681	4,818,280	-
Production equipment in construction	6,060,849	-	6,060,849	7,606,837
Website development costs	121,330	117,365	3,436	61,876
	$18,464,408	$1,224,396	$17,240,012	$13,248,688

Depreciation of production equipment and leasehold improvements commenced on January 1, 2013 as the Company’s manufacturing facility started production. In August, the company temporarily ceased production and therefore ceased amortization expense on the assets that were not in use.